Schedule II - Shenzhen Jifu Communication Technology Co., Ltd (Tables)	12 Months Ended
Dec. 31, 2013
Schedule II - Shenzhen Jifu Communication Technology Co., Ltd [Abstract]
Condensed Consolidated Balance Sheets
As of
July 4, 2013

ASSETS
Current assets:
Cash and cash equivalents	$60,449
Trade accounts receivable	1,392,440
Other receivables, net	332,409
Inventories	664
Total current assets	$1,785,962

Long-term assets:
Property, plant and equipment, net	23,301

TOTAL ASSETS	$1,809,263

LIABILITIES
Current liabilities:
Accounts payable	$290,830
Other payables and accrued expenses	608,174
Other taxes payables	57,208

Total current liabilities	$956,212

TOTAL LIABILITIES	$956,212

STOCKHOLDERS' EQUITY
Registered capital	$362,472
Retained earnings	383,074
Accumulated other comprehensive income	107,505

TOTAL STOCKHOLDERS' EQUITY	$853,051

TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$1,809,263

Condensed Consolidated Statements of Income and Comprehensive Loss
From the period of
January 1, 2013
to
July 4, 2013

Net sales	$1,929,970

Costs of sales	697,392

Gross profit	$1,232,578

Selling expense	42,557
General and administrative expenses	862,754

Total Operating Expenses	905,311

Income from operations	$327,267

Other expenses (income)
Other income	119,756

Income before income taxes	$447,023

Income tax provision	-

Net income	$447,023

Foreign currency translation gain(loss)	(6,609)

Comprehensive income	$440,414

Condensed Consolidated Statements of Cash Flows
For the period from
January 1, 2013
to
July 4, 2013

Cash flows provided by (used for) operating activities:
Net income	$447,023
Depreciation	4,383
Adjustments to reconcile net income to net cash provided by (used for) operating activities:
Trade accounts receivable	(1,320,606)
Other receivable and prepayment	(5,434)
Inventory	(654)
Account payables	287,739
Other payables and accrued expenses	607,714
Net cash provided by (used for) operating activities	$20,165

Cash flows provided by (used for) investing activities:
Acquisition of plant and equipment	$(848)
Net cash provided by (used for) investing activities	$(848)

Net cash provided by (used for) financing activities	$-

Effect of Exchange Rate Changes on Cash	$1,000

Net increase (decrease) in cash and cash equivalents	$20,317

Cash and cash equivalents - beginning of period	$40,132

Cash and cash equivalents - end of period	$60,449

Supplementary disclosure of cash flow information:
Interest received	$-
Interest paid	$-